Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000	260,582,311
Preferred stock, shares issued (in shares)	0	0	260,582,311
Preferred stock, shares outstanding (in shares)	0	0	260,582,311
Class A common stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	4,000,000,000	4,000,000,000	150,000,000
Common stock, shares issued (in shares)	362,832,986	362,832,986	141,216,455
Class B common stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	100,000,000	100,000,000	0
Common stock, shares issued (in shares)	87,078,981	87,078,781	0